Stock-Based Compensation - Restricted Stock Awards Activity (Details) - RSAs shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Nonvested Shares (thousands)
Beginning balance (in shares) | shares	325
Granted (in shares) | shares	281
Forfeited (in shares) | shares	(26)
Ending balance (in shares) | shares	580
Weighted Average Fair Value
Beginning balance, weighted average fair value (usd per share) | $ / shares	$ 4.68
Granted, weighted average fair value (usd per share) | $ / shares	4.76
Forfeited, weighted average fair value (usd per share) | $ / shares	4.68
Ending balance, weighted average fair value (usd per share) | $ / shares	$ 4.72